As filed with the Securities and Exchange Commission on February 23, 2017

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 450	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 452	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (March 24, 2017) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 450 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 66, which was filed with the Securities and Exchange Commission on January 24, 2014. This Post-Effective Amendment No. 450 is filed solely for the purpose of designating March 24, 2017 as the new effective date of that portion of Post-Effective Amendment No. 66 that relates to the: (i) PIMCO Foreign Bond Exchange-Traded Fund (Unhedged); (ii) PIMCO Global Advantage® Bond Exchange-Traded Fund; and (iii) PIMCO International Advantage Bond Exchange-Traded Fund; the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 72 to the Trust’s Registration Statement, as filed April 8, 2014, Post-Effective Amendment No. 78 to the Trust’s Registration Statement, as filed May 7, 2014, Post-Effective Amendment No. 84 to the Trust’s Registration Statement, as filed June 5, 2014, Post-Effective Amendment No. 95 to the Trust’s Registration Statement, as filed July 2, 2014, Post-Effective Amendment No. 102 to the Trust’s Registration Statement, as filed July 31, 2014, Post-Effective Amendment No. 108 to the Trust’s Registration Statement, as filed August 14, 2014, Post-Effective Amendment No. 122 to the Trust’s Registration Statement, as filed September 11, 2014, Post-Effective Amendment No. 134 to the Trust’s Registration Statement, as filed October 9, 2014, Post-Effective Amendment No. 145 to the Trust’s Registration Statement, as filed November 6, 2014, Post-Effective Amendment No. 156 to the Trust’s Registration Statement, as filed December 4, 2014, Post-Effective Amendment No. 166 to the Trust’s Registration Statement, as filed December 31, 2014, Post-Effective Amendment No. 176 to the Trust’s Registration Statement, as filed January 29, 2015, Post-Effective Amendment No. 186 to the Trust’s Registration Statement, as filed February 26, 2015, Post-Effective Amendment No. 196 to the Trust’s Registration Statement, as filed March 26, 2015, Post-Effective Amendment No. 206 to the Trust’s Registration Statement, as filed April 23, 2015, Post-Effective Amendment No. 216 to the Trust’s Registration Statement, as filed May 21, 2015, Post-Effective Amendment No. 226 to the Trust’s Registration Statement, as filed June 18, 2015, Post-Effective Amendment No. 236 to the Trust’s Registration Statement, as filed July 16, 2015, Post-Effective Amendment No. 246 to the Trust’s Registration Statement, as filed August 13, 2015, Post-Effective Amendment No. 256 to the Trust’s Registration Statement, as filed September 10, 2015, Post-Effective Amendment No. 266 to the Trust’s Registration Statement, as filed October 8, 2015, Post-Effective Amendment No. 277 to the Trust’s Registration Statement, as filed November 5, 2015, Post-Effective Amendment No. 288 to the Trust’s Registration Statement, as filed December 3, 2015, Post-Effective Amendment No. 298 to the Trust’s Registration Statement, as filed December 30, 2015, Post-Effective Amendment No. 308 to the Trust’s Registration Statement, as filed January 28, 2016, Post-Effective Amendment No. 318 to the Trust’s Registration Statement, as filed February 25, 2016, Post-Effective Amendment No. 328 to the Trust’s Registration Statement, as filed March 24, 2016, Post-Effective Amendment No. 338 to the Trust’s Registration Statement, as filed April 21, 2016, Post-Effective Amendment No. 348 to the Trust’s Registration Statement, as filed May 19, 2016, Post-Effective Amendment No. 358 to the Trust’s Registration Statement, as filed June 16, 2016, Post-Effective Amendment No. 368 to the Trust’s Registration Statement, as filed July 14, 2016, Post-Effective Amendment No. 378 to the Trust’s Registration Statement, as filed August 11, 2016, Post-Effective Amendment No. 388 to the Trust’s Registration Statement, as filed September 8, 2016, Post-Effective Amendment No. 398 to the Trust’s Registration Statement, as filed October 6, 2016, Post-Effective Amendment No. 409 to the Trust’s Registration Statement, as filed November 3, 2016, Post-Effective Amendment No. 420 to the Trust’s Registration Statement, as filed December 1, 2016, Post-Effective Amendment No. 430 to the Trust’s Registration Statement, as filed December 29, 2016, and Post-Effective Amendment No. 440 to the Trust’s Registration Statement, as filed January 26, 2017. This Post-Effective Amendment does not affect that portion of Post-Effective Amendment No. 66 that relates to the PIMCO Foreign Bond Active Exchange-Traded Fund (U.S. Dollar-Hedged) (formerly, the PIMCO Foreign Bond Exchange-Traded Fund (U.S. Dollar-Hedged)), the effectiveness of which occurred on August 15, 2014, via Post-Effective Amendment No. 113. This Post-Effective Amendment also does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 450 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 23rd day of February, 2017.

PIMCO ETF TRUST
(Registrant)
By:
Peter G. Strelow*, President

*, **By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	February 23, 2017
Brent R. Harris**
	Trustee	February 23, 2017
Douglas M. Hodge*
	Trustee	February 23, 2017
George E. Borst**
	Trustee	February 23, 2017
Jennifer H. Dunbar**
	Trustee	February 23, 2017
Kym M. Hubbard**
	Trustee	February 23, 2017
Gary F. Kennedy**
	Trustee	February 23, 2017
Peter B. McCarthy**
	Trustee	February 23, 2017
Ronald C. Parker**
	President (Principal Executive Officer)	February 23, 2017
Peter G. Strelow*
	Treasurer (Principal Financial and Accounting Officer)	February 23, 2017
Trent W. Walker*

*, **By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 347 to the Registration Statement on May 19, 2016, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 449 to the Registration Statement on February 23, 2017, and incorporated by reference herein.